UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21420

Metropolitan Series Fund II

(Exact name of registrant as specified in charter)

501 Boylston Street

Boston, Massachusetts 02116

(Address of Principal Executive Office)

JAMES L. LIPSCOMB, ESQ.

Executive Vice President & General Counsel

MetLife Group, Inc.

One MetLife Plaza

27-01 Queens Plaza North

Long Island City, New York 11101

(Name and address of agent for service)

Copy to:

THOMAS M. LENZ, ESQ.

MetLife Advisers, LLC

501 Boylston Street

Boston, Massachusetts 02116

Registrant’s telephone number, including area code: 617-578-3104

Date of fiscal year end: December 31

Date of reporting period: January 1, 2005 to March 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Schedule of Investments.

The following is a copy of the unaudited schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12.14]:

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—99.8% of Total Net Assets

Shares		Value

	Aerospace & Defense—2.1%
1,363	General Dynamics Corp.	$145,909
817	Goodrich Corp.	31,283
5,793	Honeywell International, Inc.	215,558
784	L-3 Communications Holdings, Inc.	55,680
2,733	Lockheed Martin Corp.	166,877
2,453	Northrop Grumman Corp.	132,413
3,085	Raytheon Co.	119,389
1,215	Rockwell Collins, Inc.	57,822
5,668	The Boeing Co.	331,351
3,488	United Technologies Corp.	354,590

		1,610,872

	Air Freight & Logistics—1.0%
2,052	FedEx Corp.	192,785
436	Ryder System, Inc.	18,181
7,621	United Parcel Service, Inc. (Class B)	554,352

		765,318

	Airlines—0.1%
952	Delta Air Lines, Inc. (b)	3,855
5,016	Southwest Airlines Co.	71,428

		75,283

	Auto Components—0.2%
477	Cooper Tire & Rubber Co.	8,758
1,022	Dana Corp.	13,071
3,821	Delphi Corp.	17,118
1,302	Johnson Controls, Inc.	72,599
1,196	The Goodyear Tire & Rubber Co. (b)	15,967
882	Visteon Corp.	5,036

		132,549

	Automobiles—0.5%
12,466	Ford Motor Co.	141,240
3,846	General Motors Corp.	113,034
1,988	Harley-Davidson, Inc.	114,827

		369,101

	Beverages—2.2%
5,290	Anheuser-Busch Cos., Inc.	250,693
614	Brown-Forman Corp. (Class B)	33,617
2,401	Coca-Cola Enterprises, Inc.	49,269
548	Molson Coors Brewing Co.	42,289
11,427	PepsiCo, Inc.	605,974
15,426	The Coca-Cola Co.	642,801
1,346	The Pepsi Bottling Group, Inc.	37,486

		1,662,129

	Biotechnology—1.2%
8,530	Amgen, Inc. (b)	496,531
1,336	Applera Corp.—Applied Biosystems Group	26,373
2,271	Biogen Idec, Inc. (b)	78,372
1,005	Chiron Corp. (b)	35,235
1,688	Genzyme Corp. (b)	96,621

Shares		Value

	Biotechnology—(Continued)
2,948	Gilead Sciences, Inc. (b)	$105,539
1,693	MedImmune, Inc. (b)	40,310

		878,981

	Building Products—0.2%
1,227	American Standard Cos., Inc. (b)	57,031
3,050	Masco Corp.	105,743

		162,774

	Capital Markets—2.7%
2,523	E*TRADE Financial Corp. (b)	30,276
647	Federated Investors, Inc. (Class B)	18,317
1,347	Franklin Resources, Inc.	92,472
1,608	Janus Capital Group, Inc.	22,432
1,880	Lehman Brothers Holdings, Inc.	177,021
2,885	Mellon Financial Corp.	82,338
6,338	Merrill Lynch & Co., Inc.	358,731
7,577	Morgan Stanley	433,783
1,385	Northern Trust Corp.	60,164
2,271	State Street Corp.	99,288
843	T. Rowe Price Group, Inc.	50,057
5,300	The Bank of New York Co., Inc.	153,965
772	The Bear Stearns Cos., Inc.	77,123
7,816	The Charles Schwab Corp.	82,146
3,049	The Goldman Sachs Group, Inc.	335,359

		2,073,472

	Chemicals—1.8%
1,550	Air Products & Chemicals, Inc.	98,100
6,789	E. I. du Pont de Nemours & Co.	347,868
531	Eastman Chemical Co.	31,329
1,503	Ecolab, Inc.	49,674
832	Engelhard Corp.	24,985
350	Great Lakes Chemical Corp.	11,242
762	Hercules, Inc. (b)	11,034
603	International Flavours & Fragrances, Inc.	23,819
1,813	Monsanto Co.	116,938
1,179	PPG Industries, Inc.	84,322
2,198	Praxair, Inc.	105,196
1,324	Rohm & Haas Co.	63,552
469	Sigma-Aldrich Corp.	28,726
6,493	The Dow Chemical Co.	323,676

		1,320,461

	Commercial Banks—5.7%
2,417	AmSouth Bancorp	62,721
27,601	Bank of America Corp.	1,217,204
3,734	BB&T Corp.	145,925
1,159	Comerica, Inc.	63,838
841	Compass Bancshares, Inc.	38,181
3,541	Fifth Third Bancorp	152,192
838	First Horizon National Corp.	34,182
1,578	Huntington Bancshares, Inc.	37,714
2,766	KeyCorp	89,757

See accompanying notes to schedule of investments.

MSFII-1

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Commercial Banks—(Continued)
670	M&T Bank Corp.	$68,380
1,415	Marshall & Ilsley Corp.	59,076
4,046	National City Corp.	135,541
3,204	North Fork Bancorp, Inc.	88,879
1,925	PNC Financial Services Group, Inc.	99,099
3,163	Regions Financial Corp.	102,481
2,310	SunTrust Banks, Inc.	166,482
2,116	Synovus Financial Corp.	58,952
12,619	U.S. Bancorp	363,680
10,796	Wachovia Corp.	549,624
11,547	Wells Fargo & Co.	690,511
612	Zions Bancorp	42,240

		4,266,659

	Commercial Services & Supplies—0.9%
1,847	Allied Waste Industries, Inc. (b)	13,502
1,129	Apollo Group, Inc. (Class A) (b)	83,614
692	Avery Dennison Corp.	42,856
7,184	Cendant Corp.	147,559
1,017	Cintas Corp.	42,012
920	Equifax, Inc.	28,235
1,125	H&R Block, Inc.	56,902
822	Monster Worldwide, Inc. (b)	23,057
1,572	Pitney Bowes, Inc.	70,929
1,466	R.R. Donnelley & Sons Co.	46,355
1,096	Robert Half International, Inc.	29,548
3,870	Waste Management, Inc.	111,649

		696,218

	Communications Equipment—2.4%
5,520	ADC Telecommunications, Inc. (b)	10,985
1,096	Andrew Corp. (b)	12,834
3,268	Avaya, Inc. (b)	38,170
3,896	CIENA Corp. (b)	6,701
44,013	Cisco Systems, Inc. (b)	787,393
1,345	Comverse Technology, Inc. (b)	33,921
9,598	Corning, Inc. (b)	106,826
9,836	JDS Uniphase Corp. (b)	16,426
30,170	Lucent Technologies, Inc. (b)	82,967
16,694	Motorola, Inc.	249,909
11,206	QUALCOMM, Inc.	410,700
1,035	Scientific-Atlanta, Inc.	29,208
3,145	Tellabs, Inc. (b)	22,958

		1,808,998

	Computers & Peripherals—3.8%
5,564	Apple Computer, Inc. (b)	231,852
16,743	Dell, Inc. (b)	643,266
16,379	EMC Corp. (b)	201,789
2,035	Gateway, Inc. (b)	8,201
19,715	Hewlett-Packard Co.	432,547
11,117	International Business Machines Corp.	1,015,872
862	Lexmark International, Inc. (Class A) (b)	68,934
1,268	NCR Corp. (b)	42,782
2,493	Network Appliance, Inc. (b)	68,956

Shares		Value

	Computers & Peripherals—(Continued)
625	QLogic Corp. (b)	$25,313
22,999	Sun Microsystems, Inc. (b)	92,916

		2,832,428

	Construction & Engineering—0.0%
583	Fluor Corp.	32,316

	Construction Materials—0.1%
701	Vulcan Materials Co.	39,838

	Consumer Finance—1.2%
7,988	American Express Co.	410,344
1,683	Capital One Financial Corp.	125,838
8,699	MBNA Corp.	213,560
1,995	Providian Financial Corp. (b)	34,234
2,927	SLM Corp.	145,882

		929,858

	Containers & Packaging—0.2%
749	Ball Corp.	31,069
729	Bemis Co., Inc.	22,686
1,010	Pactiv Corp. (b)	23,584
569	Sealed Air Corp. (b)	29,554
390	Temple-Inland, Inc.	28,294

		135,187

	Distributors—0.1%
1,190	Genuine Parts Co.	51,753

	Diversified Financial Services—3.5%
1,436	CIT Group, Inc.	54,568
35,579	Citigroup, Inc.	1,598,921
24,197	JPMorgan Chase & Co.	837,216
934	Moody’s Corp.	75,523
2,039	Principal Financial Group, Inc.	78,481

		2,644,709

	Diversified Telecommunication Services—2.8%
2,060	ALLTEL Corp.	112,991
5,449	AT&T Corp.	102,169
12,471	BellSouth Corp.	327,863
916	CenturyTel, Inc.	30,081
2,284	Citizens Communications Co.	29,555
11,379	Qwest Communications International, Inc. (b)	42,102
22,493	SBC Communications, Inc.	532,859
10,063	Sprint Corp.	228,933
18,860	Verizon Communications, Inc.	669,530

		2,076,083

	Electric Utilities—2.1%
936	Allegheny Energy, Inc. (b)	19,338
1,330	Ameren Corp.	65,183
2,610	American Electric Power Co., Inc.	88,897
1,970	CenterPoint Energy, Inc.	23,699

See accompanying notes to schedule of investments.

MSFII-2

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Electric Utilities—(Continued)
1,303	Cinergy Corp.	$52,797
1,652	Consolidated Edison, Inc.	69,681
1,184	DTE Energy Co.	53,848
2,218	Edison International	77,009
1,451	Entergy Corp.	102,528
4,527	Exelon Corp.	207,744
2,246	FirstEnergy Corp.	94,220
2,663	FPL Group, Inc.	106,919
2,456	PG&E Corp. (b)	83,750
623	Pinnacle West Capital Corp.	26,484
1,288	PPL Corp.	69,539
1,682	Progress Energy, Inc.	70,560
1,406	TECO Energy, Inc.	22,046
5,058	The Southern Co.	160,996
1,636	TXU Corp.	130,275
2,729	Xcel Energy, Inc.	46,884

		1,572,397

	Electrical Equipment—0.4%
1,224	American Power Conversion Corp.	31,959
631	Cooper Industries, Ltd. (Class A)	45,129
2,855	Emerson Electric Co.	185,375
1,191	Rockwell Automation, Inc.	67,458

		329,921

	Electronic Equipment & Instruments—0.3%
2,943	Agilent Technologies, Inc. (b)	65,335
1,249	Jabil Circuit, Inc. (b)	35,622
1,141	Molex, Inc.	30,077
3,563	Sanmina-SCI Corp. (b)	18,599
6,611	Solectron Corp. (b)	22,940
1,652	Symbol Technologies, Inc.	23,937
608	Tektronix, Inc.	14,914

		211,424

	Energy Equipment & Services—1.2%
2,303	Baker Hughes, Inc.	102,461
1,106	BJ Services Co.	57,379
1,330	CMS Energy Corp. (b)	17,343
3,435	Halliburton Co.	148,564
964	Nabors Industries, Ltd. (b)	57,011
1,143	National-Oilwell Varco, Inc. (b)	53,378
923	Noble Corp. (b)	51,882
730	Rowan Cos., Inc. (b)	21,849
4,015	Schlumberger, Ltd.	282,977
2,187	Transocean, Inc. (b)	112,543

		905,387

	Food & Staples Retailing—2.8%
2,506	Albertson’s, Inc.	51,749
3,216	Costco Wholesale Corp.	142,083
2,724	CVS Corp.	143,337
3,047	Safeway, Inc. (b)	56,461
920	Supervalu, Inc.	30,682
4,336	Sysco Corp.	155,229

Shares		Value

	Food & Staples Retailing—(Continued)
4,985	The Kroger Co. (b)	$79,909
23,068	Wal-Mart Stores, Inc.	1,155,937
6,955	Walgreen Co.	308,941

		2,124,328

	Food Products—1.2%
4,243	Archer-Daniels-Midland Co.	104,293
2,217	Campbell Soup Co.	64,337
3,510	ConAgra Foods, Inc.	94,840
2,486	General Mills, Inc.	122,187
2,383	H.J. Heinz Co.	87,790
1,490	Hershey Foods Corp.	90,086
2,390	Kellogg Co.	103,415
924	McCormick & Co., Inc.	31,813
5,374	Sara Lee Corp.	119,088
1,332	Wm. Wrigley Jr., Co.	87,339

		905,188

	Gas Utilities—0.1%
1,095	KeySpan Corp.	42,672
300	Nicor, Inc.	11,127
1,846	NiSource, Inc.	42,070
258	Peoples Energy Corp.	10,816

		106,685

	Health Care Equipment & Supplies—2.1%
365	Bausch & Lomb, Inc.	26,754
4,219	Baxter International, Inc.	143,362
1,722	Becton, Dickinson & Co.	100,599
1,720	Biomet, Inc.	62,436
5,175	Boston Scientific Corp. (b)	151,576
713	C.R. Bard, Inc.	48,541
799	Fisher Scientific International, Inc. (b)	45,479
2,197	Guidant Corp.	162,358
1,063	Hospira, Inc. (b)	34,303
8,236	Medtronic, Inc.	419,624
339	Millipore Corp. (b)	14,713
882	PerkinElmer, Inc.	18,196
2,457	St. Jude Medical, Inc. (b)	88,452
2,551	Stryker Corp.	113,800
1,089	Thermo Electron Corp. (b)	27,541
823	Waters Corp. (b)	29,455
1,680	Zimmer Holdings, Inc. (b)	130,721

		1,617,910

	Health Care Providers & Services—2.5%
2,005	Aetna, Inc.	150,275
757	AmerisourceBergen Corp.	43,368
2,952	Cardinal Health, Inc.	164,722
3,111	Caremark Rx, Inc. (b)	123,755
896	CIGNA Corp.	80,013
518	Express Scripts, Inc. (Class A) (b)	45,164
2,803	HCA, Inc.	150,157
1,661	Health Management Associates, Inc. (Class A)	43,485
1,095	Humana, Inc. (b)	34,974

See accompanying notes to schedule of investments.

MSFII-3

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Health Care Providers & Services—(Continued)
1,579	IMS Health, Inc.	$38,512
919	Laboratory Corp. of America Holdings (b)	44,296
587	Manor Care, Inc.	21,343
2,010	McKesson Corp.	75,877
1,875	Medco Health Solutions, Inc. (b)	92,944
622	Quest Diagnostics, Inc.	65,391
3,188	Tenet Healthcare Corp. (b)	36,758
4,368	UnitedHealth Group, Inc.	416,620
2,077	WellPoint, Inc. (b)	260,352

		1,888,006

	Hotels, Restaurants & Leisure—1.5%
3,587	Carnival Corp.	185,842
1,006	Darden Restaurants, Inc.	30,864
775	Harrah’s Entertainment, Inc.	50,050
2,619	Hilton Hotels Corp.	58,535
2,349	International Game Technology	62,624
1,368	Marriott International, Inc. (Class A)	91,465
8,662	McDonald’s Corp.	269,735
2,721	Starbucks Corp. (b)	140,567
1,447	Starwood Hotels & Resorts Worldwide, Inc. (Class B)	86,863
776	Wendy’s International, Inc.	30,295
1,984	Yum! Brands, Inc.	102,791

		1,109,631

	Household Durables—0.4%
862	Centex Corp.	49,367
284	KB HOME	33,359
1,299	Leggett & Platt, Inc.	37,515
541	Maytag Corp.	7,558
1,871	Newell Rubbermaid, Inc.	41,050
807	Pulte Homes, Inc.	59,419
394	Snap-On, Inc.	12,525
546	The Black & Decker Corp.	43,129
512	The Stanley Works	23,178
455	Whirlpool Corp.	30,817

		337,917

	Household Products—1.9%
3,578	Colgate-Palmolive Co.	186,664
987	Fortune Brands, Inc.	79,582
3,277	Kimberly-Clark Corp.	215,397
1,045	The Clorox Co.	65,825
17,176	The Procter & Gamble Co.	910,328

		1,457,796

	IT Services—1.1%
863	Affiliated Computer Services, Inc. (Class A) (b)	45,946
3,970	Automatic Data Processing, Inc.	178,451
1,301	Computer Sciences Corp. (b)	59,651
967	Convergys Corp. (b)	14,437
3,524	Electronic Data Systems Corp.	72,841
5,460	First Data Corp.	214,633
1,316	Fiserv, Inc. (b)	52,377
2,421	Paychex, Inc.	79,457

Shares		Value

	IT Services—(Continued)
895	Sabre Holdings Corp. (Class A)	$19,583
1,966	SunGard Data Systems, Inc. (b)	67,827
2,296	Unisys Corp. (b)	16,210

		821,413

	Industrial Conglomerates—4.8%
5,260	3M Co.	450,729
72,170	General Electric Co.	2,602,450
920	Textron, Inc.	68,650
13,708	Tyco International, Ltd.	463,331

		3,585,160

	Insurance—4.0%
1,935	ACE, Ltd.	79,858
3,417	AFLAC, Inc.	127,318
740	Ambac Financial Group, Inc.	55,315
17,735	American International Group, Inc.	982,696
2,154	Aon Corp.	49,197
1,082	Cincinnati Financial Corp.	47,186
930	Jefferson-Pilot Corp.	45,617
1,187	Lincoln National Corp.	53,581
1,087	Loews Corp.	79,938
3,601	Marsh & McLennan Cos., Inc.	109,542
958	MBIA, Inc.	50,084
4,990	MetLife, Inc.	195,109
3,568	Prudential Financial, Inc.	204,803
866	Safeco Corp.	42,183
4,625	The Allstate Corp.	250,028
1,305	The Chubb Corp.	103,447
2,014	The Hartford Financial Services Group, Inc.	138,080
1,363	The Progressive Corp.	125,069
4,558	The St. Paul Travelers Cos., Inc.	167,415
736	Torchmark, Inc.	38,419
2,026	UnumProvident Corp.	34,483
947	XL Capital, Ltd. (Class A)	68,534

		3,047,902

	Internet & Catalog Retail—0.4%
8,241	eBay, Inc. (b)	307,060

	Internet Software & Services—0.4%
8,878	Yahoo!, Inc. (b)	300,964

	Investment Company—2.2%
13,800	SPDR Trust Series 1	1,627,848

	Leisure Equipment & Products—0.2%
660	Brunswick Corp.	30,921
1,952	Eastman Kodak Co.	63,538
1,136	Hasbro, Inc.	23,231
2,837	Mattel, Inc.	60,570

		178,260

	Machinery—1.4%
2,335	Caterpillar, Inc.	213,513
292	Cummins, Inc.	20,542
1,874	Danaher Corp.	100,090

See accompanying notes to schedule of investments.

MSFII-4

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Machinery—(Continued)

1,681	Deere & Co.	$112,846
1,387	Dover Corp.	52,415
1,041	Eaton Corp.	68,081
1,871	Illinois Tool Works, Inc.	167,511
1,180	Ingersoll-Rand Co., Ltd. (Class A)	93,987
629	ITT Industries, Inc.	56,761
448	Navistar International Corp. (b)	16,307
1,183	PACCAR, Inc.	85,637
844	Pall Corp.	22,889
818	Parker Hannifin Corp.	49,833

		1,060,412

	Media—3.9%
3,589	Clear Channel Communications, Inc.	123,713
15,062	Comcast Corp. (Class A) (b)	508,794
481	Dow Jones & Co., Inc.	17,975
1,710	Gannett Co., Inc.	135,227
514	Knight-Ridder, Inc.	34,567
310	Meredith Corp.	14,493
992	New York Times Co. (Class A)	36,287
19,620	News Corp. (Class A)	331,970
1,269	Omnicom Group, Inc.	112,332
2,879	The Interpublic Group of Cos., Inc. (b)	35,354
1,297	The McGraw-Hill Cos., Inc.	113,163
13,940	The Walt Disney Co.	400,496
31,293	Time Warner, Inc. (b)	549,192
2,031	Tribune Co.	80,976
1,987	Univision Communications, Inc. (Class A) (b)	55,020
11,609	Viacom, Inc. (Class B)	404,342

		2,953,901

	Metals & Mining—0.7%
5,934	Alcoa, Inc.	180,334
609	Allegheny Technologies, Inc.	14,683
1,219	Freeport-McMoRan Copper & Gold, Inc. (Class B)	48,285
3,023	Newmont Mining Corp.	127,722
1,088	Nucor Corp.	62,625
658	Phelps Dodge Corp.	66,938
777	United States Steel Corp.	39,511

		540,098

	Multi-Utilities—0.9%
3,638	Calpine Corp. (b)	10,186
1,204	Constellation Energy Group, Inc.	62,247
2,319	Dominion Resources, Inc.	172,603
6,386	Duke Energy Co.	178,872
2,254	Dynegy, Inc. (Class A) (b)	8,813
1,623	Public Service Enterprise Group, Inc.	88,275
1,620	Sempra Energy	64,541
4,417	The AES Corp. (b)	72,351

		657,888

	Multiline Retail—1.2%
768	Big Lots, Inc. (b)	9,231
481	Dillard’s, Inc. (Class A)	12,939

Shares		Value

	Multiline Retail—(Continued)
2,052	Dollar General Corp.	$44,959

1,142	Family Dollar Stores, Inc.	34,671
1,152	Federated Department Stores, Inc.	73,313
1,945	J.C. Penney Co., Inc.	100,985
2,219	Kohl’s Corp. (b)	114,567
1,988	May Department Stores Co.	73,596
858	Nordstrom, Inc.	47,516
708	Sears Holdings Corp. (b)	94,343
6,097	Target Corp.	304,972

		911,092

	Office Electronics—0.1%
6,518	Xerox Corp. (b)	98,748

	Oil & Gas—7.4%
581	Amerada Hess Corp.	55,898
1,613	Anadarko Petroleum Corp.	122,749
2,223	Apache Corp.	136,114
452	Ashland, Inc.	30,496
2,634	Burlington Resources, Inc.	131,884
14,329	ChevronTexaco Corp.	835,524
4,738	ConocoPhillips	510,946
3,264	Devon Energy Corp.	155,856
4,379	El Paso Corp.	46,330
1,627	EOG Resources, Inc.	79,300
43,478	Exxon Mobil Corp.	2,591,289
1,112	Kerr-McGee Corp.	87,103
748	Kinder Morgan, Inc.	56,624
2,363	Marathon Oil Corp.	110,872
2,705	Occidental Petroleum Corp.	192,515
473	Sunoco, Inc.	48,965
3,882	The Williams Cos., Inc.	73,020
1,842	Unocal Corp.	113,633
1,748	Valero Energy Corp.	128,076
2,365	XTO Energy, Inc.	77,667

		5,584,861

	Paper & Forest Products—0.5%
1,769	Georgia-Pacific Corp.	62,782
3,338	International Paper Co.	122,805
754	Louisiana-Pacific Corp.	18,955
1,380	MeadWestvaco Corp.	43,912
1,653	Weyerhaeuser Co.	113,230

		361,684

	Personal Products—0.7%
577	Alberto-Culver Co. (Class B)	27,615
3,211	Avon Products, Inc.	137,881
6,750	The Gillette Co.	340,740

		506,236

	Pharmaceuticals—6.9%
10,615	Abbott Laboratories	494,871
896	Allergan, Inc.	62,245
13,305	Bristol-Myers Squibb Co.	338,745

See accompanying notes to schedule of investments.

MSFII-5

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Pharmaceuticals—(Continued)
7,713	Eli Lilly & Co.	$401,847

2,392	Forest Laboratories, Inc. (b)	88,384
20,248	Johnson & Johnson	1,359,856
1,644	King Pharmaceuticals, Inc. (b)	13,662
15,034	Merck & Co., Inc.	486,651
1,833	Mylan Laboratories, Inc.	32,481
50,799	Pfizer, Inc.	1,334,490
10,043	Schering-Plough Corp.	182,280
745	Watson Pharmaceuticals, Inc. (b)	22,894
9,097	Wyeth	383,712

		5,202,118

	Real Estate—0.5%
651	Apartment Investment & Management Co. (REIT) (Class A)	24,217
1,360	Archstone-Smith Trust (REIT)	46,390
2,745	Equity Office Properties Trust (REIT)	82,707
1,925	Equity Residential (REIT)	62,004
1,251	Plum Creek Timber Co., Inc. (REIT)	44,661
1,252	ProLogis (REIT)	46,449
1,506	Simon Property Group, Inc. (REIT)	91,233

		397,661

	Road & Rail—0.6%
2,576	Burlington Northern Santa Fe Corp.	138,924
1,468	CSX Corp.	61,142
2,725	Norfolk Southern Corp.	100,961
1,777	Union Pacific Corp.	123,857

		424,884

	Semiconductor & Semiconductor Equipment—3.0%
2,682	Advanced Micro Devices, Inc. (b)	43,234
2,534	Altera Corp. (b)	50,122
2,536	Analog Devices, Inc.	91,651
11,356	Applied Materials, Inc. (b)	184,535
2,097	Applied Micro Circuits Corp. (b)	6,899
1,980	Broadcom Corp. (Class A) (b)	59,242
2,734	Freescale Semiconductor, Inc. (Class B) (b)	47,161
42,399	Intel Corp.	984,929
1,338	KLA-Tencor Corp. (b)	61,561
2,091	Linear Technology Corp.	80,106
2,620	LSI Logic Corp. (b)	14,646
2,225	Maxim Integrated Products, Inc.	90,936
4,179	Micron Technology, Inc. (b)	43,211
2,419	National Semiconductor Corp.	49,856
951	Novellus Systems, Inc. (b)	25,420
1,131	NVIDIA Corp. (b)	26,873
1,224	PMC-Sierra, Inc. (b)	10,771
1,322	Teradyne, Inc. (b)	19,301
11,720	Texas Instruments, Inc.	298,743
2,373	Xilinx, Inc.	69,363

		2,258,560

	Software—3.7%
1,657	Adobe Systems, Inc.	111,301
1,562	Autodesk, Inc.	46,485

Shares		Value

	Software—(Continued)

1,508	BMC Software, Inc. (b)	$22,620
1,154	Citrix Systems, Inc. (b)	27,488
3,624	Computer Associates International, Inc.	98,210
2,637	Compuware Corp. (b)	18,986
2,097	Electronic Arts, Inc. (b)	108,583
1,262	Intuit, Inc. (b)	55,238
575	Mercury Interactive Corp. (b)	27,244
68,897	Microsoft Corp.	1,665,240
2,580	Novell, Inc. (b)	15,377
30,595	Oracle Corp. (b)	381,826
1,841	Parametric Technology Corp. (b)	10,291
3,505	Siebel Systems, Inc. (b)	32,001
4,831	Symantec Corp. (b)	103,045
2,874	VERITAS Software Corp. (b)	66,734

		2,790,669

	Specialty Retail—2.3%
1,537	AutoNation, Inc. (b)	29,111
461	AutoZone, Inc. (b)	39,508
2,060	Bed Bath & Beyond, Inc. (b)	75,272
2,033	Best Buy Co., Inc.	109,802
1,302	Circuit City Stores, Inc.	20,897
2,601	Limited Brands, Inc.	63,204
5,262	Lowe’s Cos., Inc.	300,408
2,129	Office Depot, Inc. (b)	47,221
636	OfficeMax, Inc.	21,306
1,079	RadioShack Corp.	26,436
3,372	Staples, Inc.	105,982
5,014	The Gap, Inc.	109,506
14,952	The Home Depot, Inc.	571,764
862	The Sherwin-Williams Co.	37,919
990	Tiffany & Co.	34,175
3,281	TJX Cos., Inc.	80,811
1,464	Toys “R” Us, Inc. (b)	37,713

		1,711,035

	Textiles, Apparel & Luxury Goods—0.4%
1,302	Coach, Inc. (b)	73,732
833	Jones Apparel Group, Inc.	27,897
739	Liz Claiborne, Inc.	29,656
1,564	NIKE, Inc. (Class B)	130,297
381	Reebok International, Ltd.	16,878
681	VF Corp.	40,275

		318,735

	Thrifts & Mortgage Finance—1.6%
3,952	Countrywide Financial Corp.	128,282
4,685	Federal Home Loan Mortgage Corp.	296,092
6,591	Federal National Mortgage Association	358,880
1,923	Golden West Financial Corp.	116,341
659	MGIC Investment Corp.	40,641
2,551	Sovereign Bancorp, Inc.	56,530
5,946	Washington Mutual, Inc.	234,867

		1,231,633

See accompanying notes to schedule of investments.

MSFII-6

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Tobacco—1.4%
14,085	Altria Group, Inc.	$921,018
793	Reynolds American, Inc	63,908
1,126	UST, Inc.	58,214

		1,043,140

	Trading Companies & Distributors—0.0%
568	W.W. Grainger, Inc.	35,369

	Wireless Telecommunication Services—0.3%
7,672	Nextel Communications, Inc. (Class A) (b)	218,038

	Total Common Stocks (Identified Cost $72,982,781)	75,306,946

	Total Investments—99.8% (Identified Cost $72,982,781) (a)	75,306,946
	Other assets less liabilities	118,219

	Total Net Assets—100%	$75,425,165

Notes to Schedule of Investments

(a)	Federal Tax Information:

At March 31, 2005, the net unrealized appreciation on investments based on cost of $72,982,781 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax	$5,436,503
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over	(3,112,338)

Net unrealized appreciation	$2,324,165

(b)	Non-Income Producing security.

REIT — A Real Estate Investment Trust is a pooled investment vehicle which invests primarily in income-producing real estate or real estate related loans or interest.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSFII-7

Item 2. Controls and Procedures.

(a) The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

See attached Exhibits 3(a) and 3(b) as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

METROPOLITAN SERIES FUND II

By:	/s/ HUGH C. MCHAFFIE
Name:	Hugh C. McHaffie
Title:	President
Date:	May 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ HUGH C. MCHAFFIE
Name:	Hugh C. McHaffie
Title:	President
Date:	May 24, 2005

By:	/s/ PETER H. DUFFY
Name:	Peter H. Duffy
Title:	Treasurer
Date:	May 24, 2005

EXHIBIT LIST

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.